Summary of Significant Accounting Policies (Details Narrative)					12 Months Ended
	Jun. 23, 2020 USD ($) shares	Jun. 23, 2020 USD ($) shares	Oct. 06, 2018 USD ($)	Oct. 06, 2018 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Allowance for uncollectable balances					$ 93,032	$ 73,386	$ 48,529
Allowance for doubtful account					13,341	6,377
Inventory reserve					439,486	389,867
Deferred public offering costs					$ 510,079
Estimated useful lives of intangible assets					50 years
Lease description					For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Sale of cost			$ 700,000
Research and development expense					$ 205,359	522,867
Advertising expenses					14,264	51,257
Government subsidies					$ 362,187	140,295
Value added tax rate description					The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Interest and penalty accrued
Employee defined cost					30,724	$ 68,128
Number of shares issued for service | shares		633,333
Number of shares issued for service, value		$ 633,333			63
Share-based compensation expenses					211,112
Consulting Service Agreements [Member] | Consultants [Member]
Number of shares issued for service | shares	633,333
Number of shares issued for service, value	$ 633,333
VAT [Member]
Income tax payable					3,500,000
Interest and penalty accrued					247,823
China [Member]
Income tax payable					850,000
Interest and penalty accrued					$ 24,942
RMB [Member]
Sale of cost | ¥				¥ 5,000,000
Xi'an DT [Member]
Non-controlling interests rate					25.00%	25.00%
Tianjin YHX [Member]
Non-controlling interests rate					49.00%	49.00%